ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	5 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Organization and Description of Business

Organization and Description of Business

Jupiter Gold Corporation ("Jupiter Gold", or the "Company") was incorporated under the laws of the Republic of the Marshall Islands on July 27, 2016.  The Company, through a subsidiary in Brazil, owns a modular plant for recovery of gold and eight mineral rights in Brazil, six for gold and two for manganese, with total surface area of approximately 80,209 acres. Two of the mineral rights for goild owned by the Company are in well-known areas for gold deposits: Paracatu in the state of Minas Gerais, and Crixás in the state of Goiás. On December 16, 2016, Jupiter Gold's Registration Statement on Form F-1 was declared effective by the Securities and Exchange Commission, The Company is conducting an initial public offering of its common stock in 2017.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Jupiter Gold and its 99.99% owned subsidiary, Mineração Jupiter Ltda. ("MJL"). MJL was incorporated on January 7, 2015 in Brazil. On July 27, 2016, Brazil Minerals exchanged its 99.99% ownership in MJL for 4,000,000 newly issued shares of Jupiter Gold's common stock. The remaining 0.01% in MJL is to accommodate the regulatory requirement in Brazil of two owners to register a company able to pursue the business line intended; this 0.01% ownership is held by a director of Jupiter Gold. For accounting purposes this 0.01% ownership is considered immaterial and, therefore as of December 31, 2016, MJL has been consolidated as a wholly-owned subsidiary.

Consolidated Financial Statements

Consolidated Financial Statements

The accompanying consolidated financial statements have been prepared by Jupiter Gold pursuant to the rules and regulations of the United States Securities and Exchange Commission.  Certain information and disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments and disclosures necessary for a fair presentation of these consolidated financial statements have been included.  Such adjustments consist of normal recurring adjustments.

Basis of Presentation

Basis of Presentation

The consolidated financial statements of Jupiter Gold have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles ("GAAP") of the United States of America and are presented in U.S. dollars.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Jupiter Gold follows the guidance of Accounting Standards Codification ("ASC") Topic 820 – Fair Value Measurement and Disclosure. Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of Jupiter Gold. Unobservable inputs are inputs that reflect Jupiter Gold's assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

As of December 31, 2016, Jupiter Gold did not have any level 2 or 3 assets or liabilities.

Jupiter Gold's financial instruments consist of cash and cash equivalents, accounts payable, accrued expenses and plant and property. The carrying amount of these financial instruments approximates fair value due to either length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent that the funds are not being held for investment purposes. Funds held in Brazilian banks are insured up to 250,000 Brazilian Real (approximately $76,708 based on the December 31, 2016 exchange rate).

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful life. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the statements of operations as other gain or loss, net.

Mineral Properties

Mineral Properties

Costs of exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. Mineral property acquisition costs, including licenses and lease payments, are capitalized. Impairment losses are recorded on mineral properties used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. As of December 31, 2016, Jupiter Gold did not recognize any impairment losses related to mineral properties held.

Intangible Assets

Intangible Assets

For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish their recorded values. For intangible assets acquired in a non-monetary exchange, the estimated fair values of the assets transferred (or the estimated fair values of the assets received, if more clearly evident) are used to establish their recorded values, unless the values of neither the assets received nor the assets transferred are determinable within reasonable limits, in which case the assets received are measured based on the carrying values of the assets transferred. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value. Intangible assets consist of mineral rights held by MJL and recorded ar $2,044, the cost of fees paid to the Brazilian national mining department.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

For long-lived assets, such as property and equipment and intangible assets subject to amortization, Jupiter Gold continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, Jupiter Gold recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Foreign Currency

Foreign Currency

The Jupiter Gold's subsidiary, MJL, uses a local currency as the functional currency. Resulting translation gains or losses are recognized as a component of accumulated other comprehensive income. Transaction gains or losses related to balances denominated in a currency other than the functional currency are recognized in the consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

We have reviewed other recent accounting pronouncements issued to the date of the issuance of these consolidated financial statements, and we do not believe any of these pronouncements will have a material impact on Jupiter Gold.